TFA - Key economic assumptions at time of transfer (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 69	SFr 1,512	SFr 1,341
Weighted-average life, in years	8 years 4 months 26 days	8 years 2 months 14 days	4 years 1 month 5 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.40%	1.70%	1.00%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.70%	1.00%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	4.90%	7.20%	11.00%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	5.90%	2.20%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 69	SFr 1,442	SFr 1,242
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	0	70	100
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,068	SFr 2,110	SFr 4,023
Weighted-average life, in years	7 years 2 months 13 days	9 years	7 years 8 months 11 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	5.00%	1.10%	1.50%
Cash flow discount rate (rate per annum), in % (as a percent)	1.20%	1.70%	1.90%
Expected credit losses (rate per annum), in % (as a percent)	2.50%	0.50%	0.40%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	33.00%	30.10%	23.00%
Cash flow discount rate (rate per annum), in % (as a percent)	24.40%	33.70%	17.80%
Expected credit losses (rate per annum), in % (as a percent)	11.20%	15.90%	15.30%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,827	SFr 1,695	SFr 3,791
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 241	415	232
Bank
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
Bank | CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 69	SFr 1,512	SFr 1,341
Weighted-average life, in years	8 years 4 months 26 days	8 years 2 months 14 days	4 years 1 month 5 days
Bank | CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	2.40%	1.70%	1.00%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.70%	1.00%
Bank | CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	4.90%	7.20%	11.00%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	5.90%	2.20%
Bank | CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 69	SFr 1,442	SFr 1,242
Bank | CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	0	70	100
Bank | RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 2,068	SFr 2,110	SFr 4,023
Weighted-average life, in years	7 years 2 months 13 days	9 years	7 years 8 months 11 days
Bank | RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	5.00%	1.10%	1.50%
Cash flow discount rate (rate per annum), in % (as a percent)	1.20%	1.70%	1.90%
Expected credit losses (rate per annum), in % (as a percent)	2.50%	0.50%	0.40%
Bank | RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	33.00%	30.10%	23.00%
Cash flow discount rate (rate per annum), in % (as a percent)	24.40%	33.70%	17.80%
Expected credit losses (rate per annum), in % (as a percent)	11.20%	15.90%	15.30%
Bank | RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 1,827	SFr 1,695	SFr 3,791
Bank | RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	SFr 241	SFr 415	SFr 232